Financial Instruments (Hedging Activity Reported In Accumulated Other Comprehensive Earnings (Losses) Net Of Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments [Abstract]
Gain (loss) at beginning of period	$ 2	$ 19	$ (68)
Derivative losses (gains) transferred to earnings	18	33	26
Change in fair value	(5)	(50)	61
Gain (loss) at end of period	$ 15	$ 2	$ 19